Guarantor Subsidiaries (Consolidating Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Petroleum product sales	$ 3,594,347	[1]				$ 3,762,612	[1]					$ 15,560,317	[1]	$ 16,854,985	[1]	$ 16,586,845	[1]
Merchandise sales	502,722					515,469						2,159,466		2,144,347		2,115,567
Ethanol sales and other	67,265					79,911						363,552		301,976		216,804
Total revenues	4,164,334		4,195,000	4,686,900	4,843,400	4,357,992		4,897,200	4,867,400	4,915,000	4,621,700	18,083,335		19,301,308		18,919,216
Costs and operating expenses
Petroleum product cost of goods sold	3,500,346	[1]				3,641,230	[1]					15,009,955	[1]	16,298,316	[1]	15,910,606	[1]
Merchandise cost of goods sold	432,462					448,796						1,877,630		1,855,641		1,851,867
Ethanol cost of goods sold	37,770					61,705						228,899		269,168		225,197
Station and other operating expenses	122,477					120,970						493,703		480,109		461,416
Depreciation and amortization	19,661					18,071						74,130		71,740		64,879
Impairment of properties														60,988
Selling, general and administrative	28,071					32,232						132,999		113,122		93,133
Accretion of asset retirement obligation	297					269						1,096		980		877
Total costs and operating expenses	4,141,084					4,323,273						17,818,412		19,150,064		18,607,975
Income from operations	23,250					34,719						264,923		151,244		311,241
Other income (expense)
Interest income	15					281						1,099		172		32
Interest expense	(9,095)					(127)						(14,509)		(384)		(408)
Gain (loss) on sale of assets	170					8						5,995		(1,005)		(363)
Other nonoperating income	112					17						169		92		311
Total other income (expense)	(8,798)					179						(7,246)		(1,125)		(428)
Income from continuing operations before income taxes	14,452		49,000	59,300	114,900	34,898		33,900	23,400	110,000	(17,200)	257,677		150,119		310,813
Income tax expense	5,600					14,344						101,351		63,705		122,960
Income from continuing operations	8,852		29,500	36,300	70,200	20,554		18,100	13,400	66,400	(11,400)	156,326		86,414		187,853
Income from discontinued operations, net of taxes	781					1,493						78,707		(2,846)		136,167
Net Income	9,633		93,600	41,700	77,600	22,047		19,100	11,000	66,200	(12,700)	235,033		83,568		324,020
Issuer [Member]
Revenues
Petroleum product sales	3,634,271					3,810,772						15,766,752		17,071,126		16,755,071
Merchandise sales	502,722					515,469						2,159,466		2,144,347		2,115,567
Ethanol sales and other	18,476					14,065						94,298		11,708		9,538
Total revenues	4,155,469					4,340,306						18,020,516		19,227,181		18,880,176
Costs and operating expenses
Petroleum product cost of goods sold	3,540,270					3,689,390						15,216,390		16,514,457		16,078,832
Merchandise cost of goods sold	432,462					448,796						1,877,630		1,855,641		1,851,867
Station and other operating expenses	113,815					113,507						460,476		447,103		433,821
Depreciation and amortization	19,634					18,061						74,053		68,299		62,396
Selling, general and administrative	27,625					31,127						129,430		109,634		90,977
Accretion of asset retirement obligation	297					269						1,096		980		877
Total costs and operating expenses	4,134,103					4,301,150						17,759,075		18,996,114		18,518,770
Income from operations	21,366					39,156						261,441		231,067		361,406
Other income (expense)
Interest income	15					281						1,099		172		32
Interest expense	(9,095)					(127)						(14,509)		(384)		(408)
Gain (loss) on sale of assets	170					8						5,995		(1,005)		(363)
Other nonoperating income	112					17						169		92		311
Total other income (expense)	(8,798)					179						(7,246)		(1,125)		(428)
Income from continuing operations before income taxes	12,568					39,335						254,195		229,942		360,978
Income tax expense	4,932					15,867						100,059		91,525		122,595
Income from continuing operations	7,636					23,468						154,136		138,417		238,383
Income from discontinued operations, net of taxes																118,747
Net Income	7,636					23,468						154,136		138,417		357,130
Guarantor Subsidiaries [Member]
Costs and operating expenses
Selling, general and administrative	1					1						1		2		13
Total costs and operating expenses	1					1						1		2		13
Income from operations	(1)					(1)						(1)		(2)		(13)
Other income (expense)
Income from continuing operations before income taxes	(1)					(1)						(1)		(2)		(13)
Income from continuing operations	(1)					(1)						(1)		(2)		(13)
Net Income	(1)					(1)						(1)		(2)		(13)
Non-Guarantor Subsidiaries [Member]
Revenues
Ethanol sales and other	48,789					65,846						269,254		290,268		207,266
Total revenues	48,789					65,846						269,254		290,268		207,266
Costs and operating expenses
Ethanol cost of goods sold	37,770					61,705						228,899		269,168		225,197
Station and other operating expenses	8,662					7,463						33,227		33,006		27,595
Depreciation and amortization	27					10						77		3,441		2,483
Impairment of properties														60,988
Selling, general and administrative	445					1,104						3,568		3,486		2,143
Total costs and operating expenses	46,904					70,282						265,771		370,089		257,418
Income from operations	1,885					(4,436)						3,483		(79,821)		(50,152)
Other income (expense)
Income from continuing operations before income taxes	1,885					(4,436)						3,483		(79,821)		(50,152)
Income tax expense	668					(1,523)						1,292		(27,820)		365
Income from continuing operations	1,217					(2,913)						2,191		(52,001)		(50,517)
Income from discontinued operations, net of taxes	781					1,493						78,707		(2,846)		17,420
Net Income	1,998					(1,420)						80,898		(54,847)		(33,097)
Eliminations [Member]
Revenues
Petroleum product sales	(39,924)					(48,160)						(206,435)		(216,141)		(168,226)
Total revenues	(39,924)					(48,160)						(206,435)		(216,141)		(168,226)
Costs and operating expenses
Petroleum product cost of goods sold	(39,924)					(48,160)						(206,435)		(216,141)		(168,226)
Total costs and operating expenses	$ (39,924)					$ (48,160)						$ (206,435)		$ (216,141)		$ (168,226)

[1]	Includes excise taxes of: $445,404$443,277$1,884,035 $1,962,660 $1,831,550